Operating Segment and Revenue Information - Schedule of Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 11,668	¥ 23,611
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	7,094	21,781
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	2,812	526
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 1,762	¥ 1,304